Statements of Cash Flows (Unaudited) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (189,361)	$ (37,989)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	57,385	83,358
Stock issued for services	22,500	85,000
Bad debt expense	230,634	218,718
Change in operating assets and liabilities:
Accounts receivable	(263,636)	(311,635)
Accounts payable and accrued expenses	25,345	57,004
NET CASH USED IN OPERATING ACTIVITIES	(116,133)	94,456
CASH FLOWS FROM INVESTING ACTIVITIES
Transfer of cash in sale of subsidiary	(117,016)	0
NET CASH USED IN INVESTING ACTIVITIES	(117,016)	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of stock, including stock subscription deposits	0	17,625
Payments on line-of-credit	25,000	(5,016)
Advances from shareholder	0	5,200
Payments to shareholder	(14,199)	(22,910)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	10,801	(5,101)
NET DECREASE IN CASH	(222,348)	89,355
CASH, BEGINING OF PERIOD	222,348	132,993
CASH, END OF PERIOD	0	222,348
NON-CASH TRANSACTIONS
Common stock issued for conversion of debt	0	15,000
Gain on sale of subsidiary	135,552	0
SUPPLEMENTAL DISCLOSURES
Interest paid	0	0
Income taxes paid	$ 0	$ 0